U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1.  Name and address of issuer:

    Putnam Intermediate U.S. Government Income Fund
    One Post Office Square
    Boston, Massachusetts  02109

2. Name of each series or class of funds for which this notice is filed:

    Class A shares, Class B shares and Class M shares

3.  Investment Company Act File Number: 811-6257

    Securities Act File Number: 33-37991

4.  Last day of fiscal year for which this notice is filed:
    November 30, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year for purposes fo reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                 [   ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which have been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

              6,441,458 shares     $30,890,002

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

              6,441,458 shares     $30,890,002

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

              627,388 shares     $2,968,443

12. Calculation of registration fee:



(i)  Aggregate sale price of securities
     sold during the fiscal year in
     reliance on Rule 24f-2 (from Item
     10):

$                                                                30,890,002


(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

$                                                                 2,968,443


(iii)     Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):
$                                                                32,622,214


(iv) Aggregate price of shares redeemed or
     repurchased and previously applied as
     a reduction to filing fees pursuant
     to Rule 24e-2 (if applicable):
$                                                                         0


(v)  Net aggregate price of securites sold
     and issued during the fiscal year in
     reliance on Rule 24f-2 [line (i),
     plus line (ii), less line (iii), plus
     line (iv)] (if applicable):

$                                                                 1,236,231


(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
     (see Instruction C.6):
1/29th of 1%


(vii)     Fee due [line (i) or line (v)
          multiplied by line (vi)]:
$                                                                    426.29


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
    (17 CFR 202.3a).
                                                      [ x ]

    Date of mailing or wire transfer of filing fees to the
        Commission's lockbox depository: January 26, 1996
 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ John D. Hughes
                             __________________________________
                             John D. Hughes
                             Senior Vice President and Treasurer
January 26, 1996






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